CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	¥ (1,470)	$ (220)	¥ 41,844	¥ 17,339
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	29,916	4,471	(34,771)	4,434
Comprehensive income	28,446	4,251	7,073	21,773
Less: Comprehensive loss attributable to non-controlling interests	(869)	(130)	(2,529)	(327)
Comprehensive income attributable to Four Seasons Education (Cayman) Inc.	¥ 29,315	$ 4,381	¥ 9,602	¥ 22,100